Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 139,054	$ 184,600	$ 115,285
Financial assets at amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	45,201	41,675	30,720
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	83,704	142,802	84,557
Financial assets at amortized cost | Loans receivable.
Disclosure of financial assets [line items]
Financial assets	10,149	$ 123	$ 8
Financial assets measured at fair value
Disclosure of financial assets [line items]
Financial assets	11,619
Financial assets measured at fair value | Call option assets
Disclosure of financial assets [line items]
Financial assets	$ 11,619